Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	34 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Carbon Collective Climate Solutions U.S. Equity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	21.04%		6.60%
Carbon Collective Short Duration Green Bond ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	5.88%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%		20.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	6.12%